SCHEDULE OF LONG TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Less: unamortized debt issuance costs	$ (3,440)	$ (3,886)
Total loans and borrowings	341,560	356,114
Less: current installments of long-term debt	(54,077)	(47,500)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	287,483	308,614
CIB Long Term Debt [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	10,000	10,000
Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	270,000	285,000
Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	$ 65,000	$ 65,000